Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Assets and Liabilities Carried at Fair Value

The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input to the valuations as described above:

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Receivables and other assets (a)	$—	$—	$9,014	$—	$—	$1,088
Restricted cash	13,596	—	—	9,128	—	—
Cash and cash equivalents	49,826	—	—	2,162	—	—

	$63,422	$—	$9,014	$11,290	$—	$1,088

Financial liabilities
Project-specific and other financings	$—	$—	$—	$—	$—	$—
Notes payable	—	—	—	—	—	—
Accounts payable and other liabilities (b)	—	13,779	—	—	15,603	—

	$—	$13,779	$—	$—	$15,603	$—

(a)	The fair value measurement for the equity swap contract is determined using the intrinsic valuation technique. Unobservable inputs used in the calculation are the notional amount ($6.42), share price ($17.94) and the number of underlying shares (782,483).
(b)	The fair value measurements for the interest rate swap contracts are determined based on notional amounts, terms to maturity, and the LIBOR rates. The LIBOR rates vary depending on the term to maturity and the conditions set out in the underlying swap agreements.

Reconciliation of Fair Measurements

The following is a reconciliation of Level 3 (equity swaps) fair value measurements for the years ended December 31, 2012 and 2011:

	Year Ended December 31
	2012	2011
Balance, beginning of year	$1,088	$2,238
Total gains / (losses) for the year:
Included in earnings (or changes in net assets)	7,926	(3,477)
Purchase issues, sales, and settlements:
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	2,327

Balance, end of year	$9,014	$1,088